Carrying Amounts and Fair Value of Financial Instruments (Summary of the carrying value and estimated fair value of financial instruments) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 10,319,624	$ 9,374,549	$ 8,381,951	$ 10,192,702
Financial Assets:
Cash and Cash Equivalents	10,319,624	9,375,000
Certificates of Deposit with Other Banks	1,950,010	2,445,005
Certificates of Deposits with Other Banks	1,950,000	2,445,000
Investments	412,054,876	387,643,385
Investment and Mortgage-Backed Securities	412,029,000	387,430,000
Loans Receivable, Net	390,493,197	359,722,846
Loans Receivable, Net	386,613,000	357,457,000
Federal Home Loan Bank (FHLB) Stock, at Cost	2,931,900	2,776,500
FHLB Stock	2,932,000	2,777,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	472,015,000	438,559,000
Time Deposits	230,092,003	215,544,696
Certificate Accounts	227,949,000	214,149,000
Advances from Federal Home Loan Banks	51,680,000	48,395,000
Advances From FHLB	51,318,000	48,153,000
Other Borrowed Money	11,307,000	9,338,000
Notes Payable, Fair Value Disclosure	8,500,000
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Senior Convertible Debentures	6,064,000	6,084,000
Fair Value, Inputs, Level 1
Financial Assets:
Cash and Cash Equivalents	10,319,624	9,375,000
Certificates of Deposits with Other Banks	0	0
Investment and Mortgage-Backed Securities	0	0
Loans Receivable, Net	0	0
FHLB Stock	2,932,000	2,777,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	472,015,000	438,559,000
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	11,307,000	9,338,000
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	1,950,000	2,445,000
Investment and Mortgage-Backed Securities	412,029,000	387,430,000
Loans Receivable, Net	0	0
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	227,949,000	214,149,000
Advances From FHLB	51,318,000	48,153,000
Other Borrowed Money	0	0
Notes Payable, Fair Value Disclosure	8,500,000
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Senior Convertible Debentures	6,064,000	6,084,000
Fair Value, Inputs, Level 3
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	0	0
Investment and Mortgage-Backed Securities	0	0
Loans Receivable, Net	386,613,000	357,457,000
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures	$ 0	$ 0